Stockholders' Equity and Weighted Average Common Shares Outstanding	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Stockholders' Equity and Weighted Average Common Shares Outstanding	Stockholders’ Equity and Weighted Average Common Shares Outstanding
The authorized capital stock of the Company consists of 600,000,000 shares of common stock, par value $0.01 per share (the “common stock”), and 10,000,000 shares of preferred stock, par value $0.01 per share (the “preferred stock”).
The holders of the Company’s common stock are entitled to one vote per share and have the exclusive right to vote for the Board of Directors and for all other purposes as provided by law. Subject to the rights of holders of the Company’s preferred stock, holders of common stock are entitled to receive ratably on a per share basis such dividends and other distributions in cash, stock, or property of the Company as may be declared by the Board of Directors from time to time out of the legally available assets or funds of the Company.
The following illustrates the components of Accumulated Other Comprehensive Loss, net of income taxes:

	September 30,
(in thousands)	2025	2024
Foreign currency translation	$(903,078)	$(988,484)
Other, net	1,700	(634)
Total accumulated other comprehensive loss	$(901,378)	$(989,118)
In May 2022, the Company’s Board of Directors authorized a share repurchase program allowing the Company to purchase up to $1.0 billion of its outstanding shares of common stock, subject to market conditions. During fiscal 2023, the Company purchased 6.0 million shares of its common stock for $961.3 million to complete its authorization under this program.
In March 2023, the Company’s Board of Directors authorized a share repurchase program allowing the Company to purchase up to $1.0 billion of its outstanding shares of common stock, subject to market conditions. During fiscal 2023, the Company purchased 1.0 million shares of its common stock for $191.0 million under this program. During fiscal 2024, the Company purchased 3.9 million shares of its common stock for $809.0 million to complete its authorization under this program.
In March 2024, the Company’s Board of Directors authorized a share repurchase program allowing the Company to purchase up to $2.0 billion of its outstanding common stock, subject to market conditions. During fiscal 2024, the Company purchased 3.0 million shares of its common stock for $682.3 million under this program. During fiscal 2025, the Company purchased 1.9 million shares of its common stock for $435.4 million under this program. As of September 30, 2025, the Company had $882.2 million availability under this program.
Common Shares Outstanding
Basic earnings per share is computed by dividing net income attributable to Cencora, Inc. by the weighted average number of shares of common stock outstanding during the periods presented. Diluted earnings per share is computed by dividing net income attributable to Cencora, Inc. by the weighted average number of shares of common stock outstanding, plus the dilutive effect of restricted stock units and stock options during the periods presented.
The following illustrates the components of diluted weighted average shares outstanding:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Weighted average common shares outstanding - basic	193,820	198,503	202,511
Effect of dilutive securities - restricted stock units and stock options	1,394	1,781	2,080
Weighted average common shares outstanding - diluted	195,214	200,284	204,591
The potentially dilutive restricted stock units and stock options that were antidilutive were 69 thousand, 85 thousand, and 94 thousand for fiscal 2025, 2024 and 2023, respectively.